Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Balances with Related Parties
As of December 31, 2023, and December 31, 2024, balances with related parties consisted of the following:

	December 31, 2023	December 31, 2024
Assets:
Due from Castor Ships (a) – current	$2,283,209	$1,407,506
Due from Castor Ships (a) – non-current	4,504,340	3,504,667
Due from Pavimar (b) – current	3,366,959	1,405,049
Investment in Toro (c) – non-current	117,537,135	117,560,467
Due from related parties (MPC Capital) (g) - current	—	3,581,070

Liabilities:
Due to Toro (d) – current	541,666	687,500
Current portion of long‐term debt, related party, net (Toro) (e)	—	9,970,623
Long‐term debt, related party, net (Toro) (e)	—	89,921,162
Accrued interest (e)- current	—	364,205
Due to related parties (MPC Capital) (g) - current	$—	$201,521

Valuation Methodology and Significant Other Observable Inputs
As there was no observable market for the Series A Preferred Shares, these were recognized at $117,222,135, being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

Related Party Long-Term Debt
	Year Ended
Loan facilities	December 31, 2023	December 31, 2024
$100 million senior term loan facility	—	100,000,000
Total long-term debt, related party	$—	$100,000,000
Less: Deferred financing costs	—	(108,215)
Total long-term debt, related party, net of deferred finance costs	$—	$99,891,785

Presented:
Current portion of long-term debt, related party	$—	$10,000,000
Less: Current portion of deferred finance costs	—	(29,377)
Current portion of long-term debt, related party, net of deferred finance costs	$—	$9,970,623

Non-Current portion of long-term debt, related party	$—	$90,000,000
Less: Non-Current portion of deferred finance costs	—	(78,838)
Non-Current portion of long-term debt, related party, net of deferred finance costs	$—	$89,921,162

Annual Principal Payments with Related Party
The annual principal payments for the Company’s outstanding debt arrangement with the related party as of December 31, 2024, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2025	$10,000,000
2026	10,000,000
2027	10,000,000
2028	10,000,000
2029	60,000,000
Total long-term debt, related party	$100,000,000

Revenues from Services with Related Parties
Revenues from services with related parties	December 16 to December 31, 2024
MPC Container Ships ASA	$273,785
MPC Energy Solutions NV	68,765
MPC Caribbean Clean Energy Limited	39,228
Total	$381,778